EQUITY (Tables)	12 Months Ended
Jul. 31, 2020
EQUITY
Schedule of reconciliation of noncontrolling interest

The following table reconciles the non-controlling interest as of July 31, 2020 and 2019:

Total
As of July 31, 2018	$—
Net income (loss) attributable to non-controlling interest	—
Foreign currency translation adjustment	—
As of July 31, 2019	$—
Acquisition of noncontrolling interest	19,664,326
Net loss attributable to non-controlling interest	(2,407,669)
Foreign currency translation adjustment	(42,174)
As of July 31, 2020	$17,214,483